Accrued Expenses - Schedule of Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accrued expenses details [abstract]
Operating expenses	$ 105,649	$ 112,844
Vacation and other employee accruals	12,187	36,144
Other accrued expenses	3,058	37,669
Total	$ 120,894	$ 186,657